Segregated funds - Summary of Segregated Funds Net Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of changes in segregated fund net assets [Line Items]
Net assets at beginning of period	$ 2,638
Additions (deductions):
Net assets at end of period	2,760	$ 2,638
Level 1 [member] | Segregated funds net assets [member]
Disclosure of changes in segregated fund net assets [Line Items]
Net assets at beginning of period	2,638	2,666
Additions (deductions):
Deposits from policyholders	734	859
Net realized and unrealized gains (losses)	52	(301)
Interest and dividends	76	56
Payment to policyholders	(668)	(573)
Management and administrative fees	(72)	(69)
Net assets at end of period	$ 2,760	$ 2,638